INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Amortization expenses	$ (199)	$ (213)	$ (161)
Continuing operations | Cost of revenues
Intangible assets
Amortization expenses	(45)	(45)
Continuing operations | General and administrative expenses
Intangible assets
Amortization expenses	(120)	(116)	(111)
Intangible assets, excluding land use rights
Intangible assets
Gross Carrying Value	4,668	5,693
Accumulated Amortization	(719)	(683)
Foreign Currency Translation Adjustment	711	778
Total	4,660	5,788
Intangible assets, excluding land use rights | Continuing operations
Intangible assets
Amortization expenses	(165)	(161)	(111)
Yuheng | Water use right
Intangible assets
Estimated useful life	30 years
Gross Carrying Value		1,025
Accumulated Amortization		(129)
Foreign Currency Translation Adjustment		78
Total		974
Binglangjiang | Development right
Intangible assets
Estimated useful life	30 years
Gross Carrying Value	2,909	2,909
Accumulated Amortization	(629)	(509)
Foreign Currency Translation Adjustment	619	611
Total	2,899	3,011
Yuanping | Water use right
Intangible assets
Estimated useful life	40 years
Assets classified as assets held-for-sale		562
Gross Carrying Value	563
Dongguan hydropower project of Jinling | Dam use right
Intangible assets
Estimated useful life	40 years
Gross Carrying Value	1,759	1,759
Accumulated Amortization	(90)	(45)
Foreign Currency Translation Adjustment	92	89
Total	$ 1,761	$ 1,803